SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 70,125	$ 67,827
Work in process	412,871	265,386
Finished goods	2,989,213	2,727,827
Inventory, gross	3,472,209	3,061,040
Less: inventory allowance	(384,614)	(381,765)	$ (146,684)
Inventory, net	$ 3,087,595	$ 2,679,275